Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Others, net.
Foreign exchange gains/(losses), net	$ (8,860)	¥ (57,395)	¥ (28,980)	¥ 92,761
Government financial incentives		392,022	214,623	120,301
Impairment of investments	(94,339)	(611,108)
Others				(19,507)
Others		135,884	30,944
Total	$ (21,704)	¥ (140,597)	¥ 216,587	¥ 193,555